CONSOLIDATED BALANCE SHEETS PARENTHETICALS - USD ($)	Sep. 30, 2016	Sep. 30, 2015
PARENTHETICALS
Property and equipment, accumulated depreciation	$ 128,748	$ 63,470
Unamortized discounts of Notes payable	1,769	77,157
Related party Unamortized discounts of Note payable	$ 0	$ 4,438
Preferred Stock, par or stated value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	5,000,000	5,000,000
Preferred Stock, shares issued	51	51
Preferred Stock, shares outstanding	51	51
Common Stock, par or stated value	$ 0.001	$ 0.001
Common Stock, shares authorized	400,000,000	400,000,000
Common Stock, shares issued	366,254,777	285,398,000
Common Stock, shares outstanding	366,254,777	285,398,000